Shareholder Fees	Mar. 30, 2026 USD ($)
Tortoise Energy Infrastructure Total Return Fund | A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Redemption Fee	$ 0
Tortoise Energy Infrastructure Total Return Fund | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ 0
Tortoise Energy Infrastructure Total Return Fund | C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Redemption Fee	$ 0
Tortoise Energy Infrastructure Total Return Fund | T Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ 0
TORTOISE GLOBAL WATER ETF | TORTOISE GLOBAL WATER ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
TORTOISE NORTH AMERICAN PIPELINE ETF | TORTOISE NORTH AMERICAN PIPELINE ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Tortoise AI Infrastructure ETF | Tortoise AI Infrastructure ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
TORTOISE ENERGY ETF | TORTOISE ENERGY ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0

[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[2]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.